UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2464

MFS SERIES TRUST IX

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31*

Date of reporting period: April 30, 2009

*	This Form N-CSR pertains to the following series of the Registrant: MFS Inflation-Adjusted Bond Fund.

ITEM 1.	REPORTS TO STOCKHOLDERS.

MFS® Inflation-Adjusted Bond Fund

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE •

NO BANK GUARANTEE

4/30/09

IAB-SEM

LETTER FROM THE CEO

Dear Shareholders:

The market downturns and economic setbacks of late probably rank among the worst financial declines most of us have experienced. Inevitably, people may be questioning their commitment to investing. Still, it is important to remember that downturns are an inescapable part of the business cycle. Such troughs have been seen before, and if we can use history as a guide, market recoveries typically have followed.

Recent events have clearly shown us the value of certain types of investments. In this environment, two of the hallmarks of mutual funds — transparency and liquidity — have become critically important. Unlike some other types of investments, the operations of mutual funds are relatively transparent to their shareholders. With their daily redemption feature, mutual funds also generally provide easy, convenient access to one’s money. Through these recent market upheavals, this level of liquidity enhanced the ability of mutual fund investors to respond and modify their investments as they and their advisors saw fit — a flexibility that those in less liquid investments simply did not have at their disposal.

At MFS® we take particular pride in how well mutual funds can serve investors because we invented the mutual fund in the United States. Established in 1924, Massachusetts Investors Trust was the nation’s first fund. Recent market events only reinforce what we have learned through 85 years — that mutual funds provide unique features that are important to investors in any type of market climate.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

June 15, 2009

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

Before investing, consider the fund’s investment objectives, risks, charges, and expenses. For a prospectus containing this and other information, contact your investment professional or view online. Read it carefully.

MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116

PORTFOLIO COMPOSITION

Portfolio structure (i)

Fixed income sectors (i)
U.S. Treasury Securities	95.4%

Credit quality of bonds (r)
AAA	100.0%

Portfolio facts
Average Duration (d)(i)	5.4
Effective Maturity (i)(m)	8.9 yrs.
Average Credit Quality of Rated Securities (long-term) (a)	AAA
Average Credit Quality of Rated Securities (short-term) (a)	A-1

(a)	The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.
(i)	For purposes of this presentation, the bond component includes accrued interest amounts and may be positively or negatively impacted by the equivalent exposure from any derivative holdings, if applicable.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(r)	Each security is assigned a rating from Moody’s Investors Service. If not rated by Moody’s, the rating will be that assigned by Standard & Poor’s. Likewise, if not assigned a rating by Standard & Poor’s, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in the “AAA”-rating category. Percentages are based on the total market value of investments as of 4/30/09.

Percentages are based on net assets as of 4/30/09, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period,

November 1, 2008 through April 30, 2009

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2008 through April 30, 2009.

The actual expenses include the payment of a portion of the transfer-agent-related expenses of MFS funds that invest in the fund. For further information, please see the Notes to the Financial Statements.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/08	Ending Account Value 4/30/09	Expenses Paid During Period (p) 11/01/08-4/30/09
A	Actual	0.66%	$1,000.00	$1,080.71	$3.40
	Hypothetical (h)	0.66%	$1,000.00	$1,021.52	$3.31
B	Actual	1.45%	$1,000.00	$1,077.56	$7.47
	Hypothetical (h)	1.45%	$1,000.00	$1,017.60	$7.25
C	Actual	1.51%	$1,000.00	$1,075.97	$7.77
	Hypothetical (h)	1.51%	$1,000.00	$1,017.31	$7.55
I	Actual	0.48%	$1,000.00	$1,082.65	$2.48
	Hypothetical (h)	0.48%	$1,000.00	$1,022.41	$2.41
R1	Actual	1.51%	$1,000.00	$1,076.11	$7.77
	Hypothetical (h)	1.51%	$1,000.00	$1,017.31	$7.55
R2	Actual	1.01%	$1,000.00	$1,078.74	$5.21
	Hypothetical (h)	1.01%	$1,000.00	$1,019.79	$5.06
R3	Actual	0.76%	$1,000.00	$1,080.17	$3.92
	Hypothetical (h)	0.76%	$1,000.00	$1,021.03	$3.81
R4	Actual	0.51%	$1,000.00	$1,081.53	$2.63
	Hypothetical (h)	0.51%	$1,000.00	$1,022.27	$2.56

(h)	5% class return per year before expenses.
(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS

4/30/09 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 94.9%
Issuer	Shares/Par	Value ($)
U.S. Treasury Inflation Protected Securities - 94.9%
U.S. Treasury Bonds, 2.5%, 2016	$13,106,537	$13,819,206
U.S. Treasury Bonds, 1.625%, 2018	12,253,641	12,192,373
U.S. Treasury Bonds, 2.375%, 2025	19,978,158	19,809,582
U.S. Treasury Bonds, 2%, 2026	10,682,886	10,001,852
U.S. Treasury Bonds, 2.375%, 2027	13,849,247	13,671,810
U.S. Treasury Bonds, 1.75%, 2028	10,660,693	9,591,297
U.S. Treasury Bonds, 3.625%, 2028	12,739,425	14,706,073
U.S. Treasury Bonds, 2.5%, 2029	2,322,176	2,363,539
U.S. Treasury Bonds, 3.875%, 2029	14,963,313	17,965,327
U.S. Treasury Bonds, 3.375%, 2032	2,830,376	3,386,720
U.S. Treasury Notes, 3.5%, 2011	4,266,430	4,426,421
U.S. Treasury Notes, 2.375%, 2011	13,746,442	14,034,265
U.S. Treasury Notes, 3.375%, 2012	5,376,690	5,699,291
U.S. Treasury Notes, 2%, 2012	9,722,290	9,962,314
U.S. Treasury Notes, 3%, 2012	18,739,099	19,781,461
U.S. Treasury Notes, 0.625%, 2013	6,825,500	6,706,054
U.S. Treasury Notes, 1.875%, 2013	13,829,336	14,088,636
U.S. Treasury Notes, 2%, 2014	14,742,888	15,019,317
U.S. Treasury Notes, 2%, 2014	15,587,084	15,913,447
U.S. Treasury Notes, 1.625%, 2015	16,077,472	15,997,085
U.S. Treasury Notes, 1.875%, 2015	15,379,293	15,542,698
U.S. Treasury Notes, 2%, 2016	15,745,339	16,020,882
U.S. Treasury Notes, 2.375%, 2017	12,174,091	12,740,941
U.S. Treasury Notes, 2.625%, 2017	10,892,660	11,668,762
U.S. Treasury Notes, 1.375%, 2018	10,990,588	10,715,824
U.S. Treasury Notes, 2.125%, 2019	5,138,432	5,363,238
Total Bonds (Identified Cost, $315,291,482)		$311,188,415

Money Market Funds (v) - 4.7%
MFS Institutional Money Market Portfolio, 0.23%, at Cost and Net Asset Value	15,610,029	$15,610,029
Total Investments (Identified Cost, $330,901,511)		$326,798,444

Other Assets, Less Liabilities - 0.4%		1,225,170
Net Assets - 100.0%		$328,023,614

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 4/30/09 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $315,291,482)	$311,188,415
Underlying funds, at cost and value	15,610,029
Total investments, at value (identified cost, $330,901,511)	$326,798,444
Receivables for
Fund shares sold	12,531,203
Interest and dividends	1,614,946
Receivable from investment adviser	63,520
Other assets	1,659
Total assets	$341,009,772
Liabilities
Payables for
Distributions	$29,473
Investments purchased	12,753,480
Fund shares reacquired	110,360
Payable to affiliates
Management fee	6,206
Shareholder servicing costs	44,834
Distribution and service fees	12,458
Administrative services fee	417
Accrued expenses and other liabilities	28,930
Total liabilities	$12,986,158
Net assets	$328,023,614
Net assets consist of
Paid-in capital	$335,544,913
Unrealized appreciation (depreciation) on investments	(4,103,067)
Accumulated net realized gain (loss) on investments	(2,549,001)
Accumulated distributions in excess of net investment income	(869,231)
Net assets	$328,023,614
Shares of beneficial interest outstanding	34,243,052

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$50,499,722	5,275,067	$9.57
Class B	16,486,056	1,721,496	9.58
Class C	20,523,722	2,140,566	9.59
Class I	236,586,690	24,695,708	9.58
Class R1	740,557	77,378	9.57
Class R2	2,164,837	226,053	9.58
Class R3	913,897	95,488	9.57
Class R4	108,133	11,296	9.57

On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

(a)	Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $10.05.

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 4/30/09 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment loss
Interest income (Net of $936,770 deflation adjustment on inflation protected securities)	$324,818
Dividends from underlying funds	3,706
Total investment income		$328,524
Expenses
Management fee	$342,621
Distribution and service fees	243,583
Shareholder servicing costs	157,770
Administrative services fee	17,981
Independent trustees’ compensation	1,014
Custodian fee	18,736
Shareholder communications	8,542
Auditing fees	16,074
Legal fees	1,388
Registration fees	52,648
Miscellaneous	9,098
Total expenses		$869,455
Fees paid indirectly	(2)
Reduction of expenses by investment adviser and distributor	(321,418)
Net expenses		$548,035
Net investment loss		$(219,511)
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investment transactions	$(1,027,246)
Futures contracts	27,358
Net realized gain (loss) on investments		$(999,888)
Change in unrealized appreciation (depreciation)
Investments		$9,038,882
Net realized and unrealized gain (loss) on investments		$8,038,994
Change in net assets from operations		$7,819,483

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 4/30/09 (unaudited)	Year ended 10/31/08
From operations
Net investment income (loss)	$(219,511)	$3,376,600
Net realized gain (loss) on investments and foreign currency transactions	(999,888)	5,643
Net unrealized gain (loss) on investments	9,038,882	(13,536,078)
Change in net assets from operations	$7,819,483	$(10,153,835)
Distributions declared to shareholders
From net investment income	$(1,912,685)	$(2,813,766)
Change in net assets from fund share transactions	$233,614,145	$81,492,561
Total change in net assets	$239,520,943	$68,524,960
Net assets
At beginning of period	88,502,671	19,977,711
At end of period (including accumulated distributions in excess of net investment income of $869,231 and undistributed net investment income of $1,262,965)	$328,023,614	$88,502,671

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 4/30/09 (unaudited)		Years ended 10/31							Year ended 4/30/04 (c)
Class A			2008	2007	2006		2005	2004 (z)

Net asset value, beginning of period	$9.00		$9.97	$9.69	$9.92		$10.24	$9.85		$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.17)		$0.58	$0.36	$0.48		$0.46	$0.20		$0.16
Net realized and unrealized gain (loss) on investments and foreign currency	0.89		(0.99)	0.19	(0.24)		(0.27)	0.40		(0.13)
Total from investment operations	$0.72		$(0.41)	$0.55	$0.24		$0.19	$0.60		$0.03
Less distributions declared to shareholders
From net investment income	$(0.15)		$(0.56)	$(0.27)	$(0.47)		$(0.51)	$(0.21)		$(0.18)
From net realized gain on investments	—		—	—	(0.00	)(w)	—	—		—
Total distributions declared to shareholders	$(0.15)		$(0.56)	$(0.27)	$(0.47)		$(0.51)	$(0.21)		$(0.18)
Net asset value, end of period	$9.57		$9.00	$9.97	$9.69		$9.92	$10.24		$9.85
Total return (%) (r)(s)(t)	8.07	(n)	(4.68)	5.72	2.49		1.85	6.09	(n)	0.33	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.27	(a)	1.37	2.27	2.29		3.22	17.87	(a)	5.20	(a)
Expenses after expense reductions (f)	0.66	(a)	0.65	0.65	0.65		0.64	0.55	(a)	0.50	(a)
Net investment income (loss)	(3.73	)(a)	5.65	3.71	4.89		4.64	3.93	(a)	2.72	(a)
Portfolio turnover	11		67	97	231		203	90		141
Net assets at end of period (000 Omitted)	$50,500		$44,922	$8,565	$7,698		$8,831	$647		$503

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/09 (unaudited)		Years ended 10/31
Class B			2008	2007	2006		2005	2004 (i)

Net asset value, beginning of period	$9.00		$9.97	$9.69	$9.92		$10.23	$10.20
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.21)		$0.51	$0.27	$0.40		$0.37	$0.00	(w)
Net realized and unrealized gain (loss) on investments and foreign currency	0.90		(1.00)	0.19	(0.25)		(0.26)	0.08
Total from investment operations	$0.69		$(0.49)	$0.46	$0.15		$0.11	$0.08
Less distributions declared to shareholders
From net investment income	$(0.11)		$(0.48)	$(0.18)	$(0.38)		$(0.42)	$(0.05)
From net realized gain on investments	—		—	—	(0.00	)(w)	—	—
Total distributions declared to shareholders	$(0.11)		$(0.48)	$(0.18)	$(0.38)		$(0.42)	$(0.05)
Net asset value, end of period	$9.58		$9.00	$9.97	$9.69		$9.92	$10.23
Total return (%) (r)(s)(t)	7.76	(n)	(5.42)	4.85	1.63		1.04	0.82	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.90	(a)	1.96	2.90	2.88		3.87	18.54	(a)
Expenses after expense reductions (f)	1.45	(a)	1.43	1.47	1.50		1.49	1.52	(a)
Net investment income (loss)	(4.46	)(a)	4.94	2.82	4.16		3.69	0.26	(a)
Portfolio turnover	11		67	97	231		203	90
Net assets at end of period (000 Omitted)	$16,486		$16,548	$3,708	$4,437		$4,818	$310

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/09 (unaudited)		Years ended 10/31
Class C			2008	2007	2006		2005	2004 (i)

Net asset value, beginning of period	$9.02		$9.98	$9.70	$9.94		$10.24	$10.20
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.20)		$0.51	$0.26	$0.40		$0.38	$(0.00	)(w)
Net realized and unrealized gain (loss) on investments and foreign currency	0.88		(1.00)	0.20	(0.26)		(0.26)	0.09
Total from investment operations	$0.68		$(0.49)	$0.46	$0.14		$0.12	$0.09
Less distributions declared to shareholders
From net investment income	$(0.11)		$(0.47)	$(0.18)	$(0.38)		$(0.42)	$(0.05)
From net realized gain on investments	—		—	—	(0.00	)(w)	—	—
Total distributions declared to shareholders	$(0.11)		$(0.47)	$(0.18)	$(0.38)		$(0.42)	$(0.05)
Net asset value, end of period	$9.59		$9.02	$9.98	$9.70		$9.94	$10.24
Total return (%) (r)(s)(t)	7.60	(n)	(5.37)	4.83	1.53		1.15	0.92	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.95	(a)	2.00	2.93	2.90		3.87	18.51	(a)
Expenses after expense reductions (f)	1.51	(a)	1.50	1.50	1.50		1.49	1.49	(a)
Net investment income (loss)	(4.22	)(a)	4.96	2.73	4.11		3.74	(0.17	)(a)
Portfolio turnover	11		67	97	231		203	90
Net assets at end of period (000 Omitted)	$20,524		$15,534	$2,263	$2,294		$2,548	$85

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/09 (unaudited)		Years ended 10/31							Year ended 4/30/04 (c)
Class I			2008	2007	2006		2005	2004 (z)

Net asset value, beginning of period	$9.00		$9.97	$9.69	$9.92		$10.24	$9.85		$10.00
Income (loss) from investment operations
Net investment income (d)	$0.26		$0.58	$0.41	$0.51		$0.43	$0.20		$0.16
Net realized and unrealized gain (loss) on investments and foreign currency	0.48	(g)	(0.98)	0.15	(0.26)		(0.22)	0.40		(0.13)
Total from investment operations	$0.74		$(0.40)	$0.56	$0.25		$0.21	$0.60		$0.03
Less distributions declared to shareholders
From net investment income	$(0.16)		$(0.57)	$(0.28)	$(0.48)		$(0.53)	$(0.21)		$(0.18)
From net realized gain on investments	—		—	—	(0.00	)(w)	—	—		—
Total distributions declared to shareholders	$(0.16)		$(0.57)	$(0.28)	$(0.48)		$(0.53)	$(0.21)		$(0.18)
Net asset value, end of period	$9.58		$9.00	$9.97	$9.69		$9.92	$10.24		$9.85
Total return (%) (r)(s)	8.27	(n)	(4.53)	5.88	2.65		2.02	6.12	(n)	0.33	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.84	(a)	1.06	1.89	1.87		2.88	17.52	(a)	4.86	(a)
Expenses after expense reductions (f)	0.48	(a)	0.50	0.50	0.50		0.50	0.50	(a)	0.50	(a)
Net investment income	5.43	(a)	5.69	4.22	5.26		4.23	4.01	(a)	2.74	(a)
Portfolio turnover	11		67	97	231		203	90		141
Net assets at end of period (000 Omitted)	$236,587		$7,044	$3,846	$1,932		$1,339	$1,382		$1,044

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/09 (unaudited)		Years ended 10/31
Class R1			2008	2007	2006		2005 (i)

Net asset value, beginning of period	$9.00		$9.96	$9.69	$9.92		$10.10
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.22)		$0.46	$0.33	$0.43		$0.24
Net realized and unrealized gain (loss) on investments and foreign currency	0.90		(0.96)	0.11	(0.29)		(0.19)
Total from investment operations	$0.68		$(0.50)	$0.44	$0.14		$0.05
Less distributions declared to shareholders
From net investment income	$(0.11)		$(0.46)	$(0.17)	$(0.37)		$(0.23)
From net realized gain on investments	—		—	—	(0.00	)(w)	—
Total distributions declared to shareholders	$(0.11)		$(0.46)	$(0.17)	$(0.37)		$(0.23)
Net asset value, end of period	$9.57		$9.00	$9.96	$9.69		$9.92
Total return (%) (r)(s)	7.61	(n)	(5.42)	4.63	1.53		0.47	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.96	(a)	2.13	3.07	2.96		4.08	(a)
Expenses after expense reductions (f)	1.51	(a)	1.53	1.60	1.60		1.69	(a)
Net investment income (loss)	(4.60	)(a)	4.47	3.34	4.44		3.97	(a)
Portfolio turnover	11		67	97	231		203
Net assets at end of period (000 Omitted)	$741		$813	$324	$233		$50

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/09 (unaudited)		Years ended 10/31
Class R2			2008	2007	2006		2005		2004 (i)

Net asset value, beginning of period	$9.01		$9.97	$9.69	$9.93		$10.24		$10.20
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.19)		$0.56	$0.34	$0.46		$0.29		$(0.00	)(w)
Net realized and unrealized gain (loss) on investments and foreign currency	0.90		(1.00)	0.16	(0.28)		(0.15	)(g)	0.10
Total from investment operations	$0.71		$(0.44)	$0.50	$0.18		$0.14		$0.10
Less distributions declared to shareholders
From net investment income	$(0.14)		$(0.52)	$(0.22)	$(0.42)		$(0.45)		$(0.06)
From net realized gain on investments	—		—	—	(0.00	)(w)	—		—
Total distributions declared to shareholders	$(0.14)		$(0.52)	$(0.22)	$(0.42)		$(0.45)		$(0.06)
Net asset value, end of period	$9.58		$9.01	$9.97	$9.69		$9.93		$10.24
Total return (%) (r)(s)	7.87	(n)	(4.93)	5.20	1.88		1.32		0.96	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.46	(a)	1.54	2.59	2.66		3.59		18.27	(a)
Expenses after expense reductions (f)	1.01	(a)	1.01	1.15	1.15		1.21		1.25	(a)
Net investment income (loss)	(4.12	)(a)	5.49	3.50	4.73		3.77		(0.10	)(a)
Portfolio turnover	11		67	97	231		203		90
Net assets at end of period (000 Omitted)	$2,165		$2,565	$725	$372		$255		$40

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/09 (unaudited)		Years ended 10/31
Class R3			2008	2007	2006		2005 (i)

Net asset value, beginning of period	$9.00		$9.96	$9.69	$9.92		$10.10
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.17)		$0.54	$0.38	$0.50		$0.28
Net realized and unrealized gain (loss) on investments and foreign currency	0.89		(0.96)	0.13	(0.29)		(0.18)
Total from investment operations	$0.72		$(0.42)	$0.51	$0.21		$0.10
Less distributions declared to shareholders
From net investment income	$(0.15)		$(0.54)	$(0.24)	$(0.44)		$(0.28)
From net realized gain on investments	—		—	—	(0.00	)(w)	—
Total distributions declared to shareholders	$(0.15)		$(0.54)	$(0.24)	$(0.44)		$(0.28)
Net asset value, end of period	$9.57		$9.00	$9.96	$9.69		$9.92
Total return (%) (r)(s)	8.02	(n)	(4.70)	5.36	2.24		0.93	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.20	(a)	1.33	2.33	2.28		3.28	(a)
Expenses after expense reductions (f)	0.76	(a)	0.76	0.90	0.90		0.90	(a)
Net investment income (loss)	(3.66	)(a)	5.27	3.94	5.16		4.76	(a)
Portfolio turnover	11		67	97	231		203
Net assets at end of period (000 Omitted)	$914		$982	$392	$236		$50

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/09 (unaudited)		Years ended 10/31
Class R4			2008	2007	2006		2005 (i)

Net asset value, beginning of period	$9.00		$9.96	$9.69	$9.92		$10.10
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.18)		$0.62	$0.38	$0.49		$0.30
Net realized and unrealized gain (loss) on investments and foreign currency	0.91		(1.01)	0.16	(0.25)		(0.19)
Total from investment operations	$0.73		$(0.39)	$0.54	$0.24		$0.11
Less distributions declared to shareholders
From net investment income	$(0.16)		$(0.57)	$(0.27)	$(0.47)		$(0.29)
From net realized gain on investments	—		—	—	(0.00	)(w)	—
Total distributions declared to shareholders	$(0.16)		$(0.57)	$(0.27)	$(0.47)		$(0.29)
Net asset value, end of period	$9.57		$9.00	$9.96	$9.69		$9.92
Total return (%) (r)(s)	8.15	(n)	(4.45)	5.67	2.54		1.10	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.95	(a)	1.05	2.03	1.99		2.98	(a)
Expenses after expense reductions (f)	0.51	(a)	0.51	0.60	0.60		0.60	(a)
Net investment income (loss)	(3.80	)(a)	6.09	3.98	5.08		5.06	(a)
Portfolio turnover	11		67	97	231		203
Net assets at end of period (000 Omitted)	$108		$96	$55	$52		$51

Any redemption fees charged by the fund during the 2004 and 2005 fiscal years resulted in a per share impact of less than $0.01.

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, September 30, 2003, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For the period from the class’ inception, September 1, 2004 (Classes B, C, and R2), and April 1, 2005 (Classes R1, R3, and R4) through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(z)	During 2004, the fund changed its fiscal year-end from April 30 to October 31.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Inflation-Adjusted Bond Fund (the fund) is a series of MFS Series Trust IX (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investment Valuations – Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many

Notes to Financial Statements (unaudited) – continued

types of derivatives. These investments are generally valued at fair value based on information from third party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”). This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options. The following is a summary of the levels used as of April 30, 2009 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$15,610,029	$311,188,415	$—	$326,798,444
Other Financial Instruments	$—	$—	$—	$—

In April 2009, FASB Staff Position (FSP) 157-4 was issued and is effective for financial statements issued for fiscal years and interim periods ending after June 15, 2009. FSP 157-4 clarifies FAS 157 and requires an entity to evaluate

Notes to Financial Statements (unaudited) – continued

certain factors to determine whether there has been a significant decrease in volume and level of activity for the asset or liability such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. The FSP also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. Management is evaluating the application of the FSP to the fund, and believes the impact resulting from the adoption of this FSP will be limited to expanded disclosure in the fund’s financial statements.

Repurchase Agreements – The fund may enter into repurchase agreements with approved counterparties. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund and other funds managed by Massachusetts Financial Services Company (MFS) may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Inflation-Adjusted Debt Securities – The fund invests in inflation-adjusted debt securities issued by the U.S. Treasury. The fund may also invest in inflation-adjusted debt securities issued by U.S. Government agencies and instrumentalities other than the U.S. Treasury and by other entities such as U.S. and foreign corporations and foreign governments. The principal value of these debt securities is adjusted through income according to changes in the Consumer Price Index or another general price or wage index. These debt securities typically pay a fixed rate of interest, but this fixed rate is applied to the inflation-adjusted principal amount. The principal paid at maturity of the debt security is typically equal to the inflation-adjusted principal amount, or the security’s original par value, whichever is greater. Other types of inflation-adjusted securities may use other methods to adjust for other measures of inflation.

Derivative Risk – The fund may invest in derivatives for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to gain market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost. Cash that has been segregated on behalf of certain derivative contracts will be reported separately on the Statement of Assets and Liabilities as restricted cash. On some over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk by entering into an ISDA

Notes to Financial Statements (unaudited) – continued

Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty, the ISDA Master Agreement does not result in an offset of reported balance sheet assets and liabilities across transactions between the fund and the applicable counterparty. Derivative instruments include futures contracts.

In March 2008, FASB Statement No. 161, Disclosures about Derivative Instruments and Hedging Activities (the “Standard”) was issued, and is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. This Standard provides enhanced disclosures about the fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the fund’s results of operations and financial position. Management is evaluating the application of the Standard to the fund, and believes the impact resulting from the adoption of this Standard will be limited to expanded disclosure in the fund’s financial statements.

FASB Staff Position (FSP) 133-1 was implemented during the period. FSP 133-1 amends FAS 133 to require sellers of credit derivatives to make disclosures that will enable financial statement users to assess the potential effects of those credit derivatives on an entity’s financial position, financial performance and cash flows. There was no impact from implementing FSP 133-1 as the fund did not hold any of these credit derivatives at period end.

Futures Contracts – The fund may enter into futures contracts for the delayed delivery of securities or currency, or contracts based on financial indices at a fixed price on a future date. In entering such contracts, the fund is required to deposit with the broker either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the fund. Upon entering into such contracts, the fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss.

Indemnifications – Under the fund’s organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising

Notes to Financial Statements (unaudited) – continued

out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted upward or downward to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. Any increase or decrease in the principal amount to be received at maturity of an inflation-indexed bond is recorded as an increase or decrease in interest income, respectively, even though the adjusted principal is not received until maturity. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended April 30, 2009, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income taxes is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value

Notes to Financial Statements (unaudited) – continued

per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities and wash sale loss deferrals.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

10/31/08
Ordinary income (including any short-term capital gains)	$2,813,766

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 4/30/09
Cost of investments	$331,181,942
Gross appreciation	$883,384
Gross depreciation	(5,266,882)
Net unrealized appreciation (depreciation)	$(4,383,498)

As of 10/30/08
Undistributed ordinary income	$1,646,160
Capital loss carryforwards	(583,329)
Other temporary differences	(537,977)
Net unrealized appreciation (depreciation)	(13,952,951)

The aggregate cost above includes prior fiscal year end tax adjustments.

As of October 31, 2008, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

10/31/14	$(317,872)
10/31/15	(265,457)
$(583,329)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund’s realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets

Notes to Financial Statements (unaudited) – continued

of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders by class are as follows:

From net investment income

	Six months ended 4/30/09 (unaudited)	Year ended 10/31/08
Class A	$762,909	$1,454,592
Class B	195,870	472,385
Class C	198,093	398,175
Class I	698,424	323,034
Class R (b)	—	1,080
Class R1	9,198	23,663
Former Class R2 (b)	—	6,511
Class R2	32,086	97,468
Class R3	14,412	31,718
Class R4	1,693	5,140
Total	$1,912,685	$2,813,766

(b)	At the close of business on April 18, 2008, Class R and Class R2 shares converted into Class R3 shares. Following the conversion, Class R3 shares were renamed Class R2 shares.

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.50% of the fund’s average daily net assets.

The investment adviser has agreed in writing to reduce its management fee to 0.35% of average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such an agreement will continue at least until February 28, 2010. This management fee reduction amounted to $102,245, which is shown as a reduction of total expenses in the Statement of Operations.

The management fee incurred for the six months ended April 30, 2009 was equivalent to an annual effective rate of 0.35% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s operating expenses, exclusive of management fee, distribution and service fees, interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses, such that operating expenses do not exceed 0.15% annually of the fund’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such

Notes to Financial Statements (unaudited) – continued

agreement will continue at least until February 28, 2010. For the six months ended April 30, 2009, this reduction amounted to $179,783 and is reflected as a reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $23,878 for the six months ended April 30, 2009, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate	Service Fee Rate	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.15%	$74,637
Class B	0.75%	0.25%	1.00%	0.94%	73,981
Class C	0.75%	0.25%	1.00%	1.00%	84,853
Class R1	0.75%	0.25%	1.00%	1.00%	3,676
Class R2	0.25%	0.25%	0.50%	0.50%	5,306
Class R3	—	0.25%	0.25%	0.25%	1,130
Total Distribution and Service Fees					$243,583

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class’ average daily net assets.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended April 30, 2009 based on each class’ average daily net assets. Effective March 1, 2009, the 0.10% Class A distribution fee was eliminated. 0.10% of the Class A distribution fee was being waived under a written waiver arrangement through February 28, 2009. For the six months ended April 30, 2009, this waiver amounted to $15,223 and is reflected as a reduction of total expenses in the Statement of Operations. 0.10% of the Class A service fee is currently being waived under a written waiver arrangement through February 28, 2010. For the six months ended April 30, 2009, this waiver amounted to $23,765 and is reflected as a reduction of total expenses in the Statement of Operations. Assets attributable to Class B shares sold prior to May 1, 2006 are subject to the 0.25% annual Class B service fee. Assets attributable to Class B shares are currently subject to a Class B service fee of 0.15% annually. The remaining portion of the Class B service fee is not in effect on such assets but may be implemented on such date as the fund’s Board of Trustees may determine.

Certain Class A shares purchased prior to September 1, 2008 are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 12 months of purchase. Certain Class A shares purchased on or subsequent to September 1, 2008 are subject to a CDSC in the event of a shareholder redemption within 24 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B

Notes to Financial Statements (unaudited) – continued

shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended April 30, 2009, were as follows:

Amount
Class A	$—
Class B	19,350
Class C	6,005

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended April 30, 2009, the fee was $71,558, which equated to 0.1041% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended April 30, 2009, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $33,855.

Under a Special Servicing Agreement among MFS, each MFS fund which invests in other MFS funds (“MFS fund-of-funds”) and certain underlying funds in which a MFS fund-of-funds invests (“underlying funds”), each underlying fund may pay a portion of each MFS fund-of-fund’s transfer agent-related expenses, including sub-accounting fees payable to financial intermediaries, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-fund. For the six months ended April 30, 2009, these costs for the fund amounted to $52,357 and are reflected in the shareholder servicing costs on the Statement of Operations.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets.

The administrative services fee incurred for the six months ended April 30, 2009 was equivalent to an annual effective rate of 0.0262% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services

Notes to Financial Statements (unaudited) – continued

to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended April 30, 2009, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $865 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $402, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund may invest in a money market fund managed by MFS which seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$236,188,379	$14,870,196
Investments (non-U.S. Government securities)	$769,860	$379,066

Notes to Financial Statements (unaudited) – continued

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 4/30/09		Year ended 10/31/08
	Shares	Amount	Shares	Amount
Shares sold
Class A	2,106,715	$20,034,118	5,978,524	$61,671,530
Class B	453,610	4,311,416	2,111,537	21,780,405
Class C	792,496	7,547,576	2,028,908	21,009,236
Class I	24,733,375	236,462,776	790,427	8,091,671
Class R (b)	—	—	9,950	100,097
Class R1	22,243	211,662	99,085	994,205
Former Class R2 (b)	—	—	80,436	847,414
Class R2	93,446	892,199	377,691	3,839,993
Class R3	150,110	228,250	95,518	961,917
Class R4	849	8,133	9,460	99,025
	28,352,844	$269,696,130	11,581,536	$119,395,493
Shares issued to shareholders in reinvestment of distributions
Class A	63,147	$591,237	119,861	$1,207,627
Class B	15,460	144,281	35,347	356,531
Class C	17,364	162,623	29,803	299,849
Class I	72,857	698,424	31,874	322,768
Class R (b)	—	—	87	924
Class R1	986	9,183	2,316	23,367
Former Class R2 (b)	—	—	495	5,163
Class R2	3,341	31,176	9,519	96,152
Class R3	1,524	14,251	3,143	31,718
Class R4	181	1,693	507	5,140
	174,860	$1,652,868	232,952	$2,349,239
Shares reacquired
Class A	(1,884,705)	$(17,791,011)	(1,967,750)	$(19,850,932)
Class B	(585,401)	(5,500,478)	(681,113)	(6,908,854)
Class C	(392,423)	(3,686,511)	(562,299)	(5,657,285)
Class I	(893,076)	(8,568,822)	(425,659)	(4,291,853)
Class R (b)	—	—	(10,198)	(105,807)
Class R1	(36,230)	(343,682)	(43,575)	(440,993)
Former Class R2 (b)	—	—	(90,755)	(940,461)
Class R2	(155,529)	(1,470,299)	(175,174)	(1,718,228)
Class R3	(165,201)	(370,312)	(28,987)	(290,417)
Class R4	(393)	(3,738)	(4,808)	(47,341)
	(4,112,958)	$(37,734,853)	(3,990,318)	$(40,252,171)

Notes to Financial Statements (unaudited) – continued

	Six months ended 4/30/09		Year ended 10/31/08
	Shares	Amount	Shares	Amount
Net change
Class A	285,157	$2,834,344	4,130,635	$43,028,225
Class B	(116,331)	(1,044,781)	1,465,771	15,228,082
Class C	417,437	4,023,688	1,496,412	15,651,800
Class I	23,913,156	228,592,378	396,642	4,122,586
Class R (b)	—	—	(161)	(4,786)
Class R1	(13,001)	(122,837)	57,826	576,579
Former Class R2 (b)	—	—	(9,824)	(87,884)
Class R2	(58,742)	(546,924)	212,036	2,217,917
Class R3	(13,567)	(127,811)	69,674	703,218
Class R4	637	6,088	5,159	56,824
	24,414,746	$233,614,145	7,824,170	$81,492,561

(b)	At the close of business on April 18, 2008, Class R and Class R2 shares converted into Class R3 shares. Following the conversion, Class R3 shares were renamed Class R2 shares.

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS Growth Allocation Fund, MFS Moderate Allocation Fund, MFS Conservative Allocation Fund and MFS Lifetime 2020 were the owners of record of approximately 25%, 23%, 20% and 1% respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2010 Fund, MFS Lifetime 2030 Fund, MFS Lifetime 2040 Fund and MFS Lifetime Retirement Income Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus 1.25%. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, currently at a rate equal to the Federal Reserve funds rate plus 0.30%. For the six months ended April 30, 2009, the fund’s commitment fee and interest expense were $292 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

Notes to Financial Statements (unaudited) – continued

(7)	Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	71,898,564	(56,288,535)	15,610,029

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$3,706	$15,610,029

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

CONTACT US

Web site	Mailing address
mfs.com	MFS Service Center, Inc.
P.O. Box 55824
MFS TALK	Boston, MA 02205-5824
1-800-637-8255
24 hours a day	Overnight mail
MFS Service Center, Inc.
Account service and	c/o Boston Financial Data Services
literature	30 Dan Road
Shareholders	Canton, MA 02021-2809
1-800-225-2606
Investment professionals
1-800-343-2829
Retirement plan services
1-800-637-1255

Save paper with eDelivery. MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter. To sign up: 1. go to mfs.com. 2. log in via MFS® Access. 3. select eDelivery. If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS Access, and eDelivery may not be available to you.

ITEM 2.	CODE OF ETHICS.

The Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to any element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST IX

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: June 17, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: June 17, 2009

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: June 17, 2009

*	Print name and title of each signing officer under his or her signature.